OTHER FINANCIAL ITEMS, NET	12 Months Ended
Dec. 31, 2013
OTHER FINANCIAL ITEMS, NET [Abstract]
OTHER FINANCIAL ITEMS, NET

10.	OTHER FINANCIAL ITEMS, NET

(in thousands of $)	2013	2012	2011
Mark-to-market adjustment for interest rate swap derivatives (see note 32)	56,461	1,223	(10,057)
Interest rate swap cash settlements (see note 32)	(10,626)	(12,258)	(14,201)
Mark-to-market adjustment for foreign currency derivatives (see note 32)	719	6,485	(1,417)
Foreign exchange (loss) gain on capital lease obligations and related restricted cash, net	—	(5,645)	182
Financing arrangement fees and other costs	(5,632)	(1,766)	(930)
Amortization of deferred financing costs and debt guarantee	(1,120)	(1,900)	(1,484)
Foreign exchange (loss) gain on operations	(1,583)	94	(945)
Other	—	4	(234)
	38,219	(13,763)	(29,086)

Financing arrangement fees and other costs of $5.6 million in 2013 arose mainly from ongoing commitment fees as a result of our execution of a $1.125 billion financing agreement to fund eight of our newbuild vessels. The foreign exchange (loss) gain on capital leases and related restricted cash in 2012 and 2011 arose as a result of the retranslation of the capital lease obligations and related restricted cash securing those obligations. The capital leases and related restricted cash form part of Golar Partners and therefore from December 13, 2012, have been deconsolidated from our balance sheet.